ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	¥ 38,327	$ 5,874	¥ 38,663
Business tax and other taxes payable	1,798	276	1,136
Professional fees payable	6,562	1,006	2,878
Promotional events payables	2,077	318	2,172
Decoration payables	175	27	336
Others	7,021	1,076	6,213
Accrued expenses and other current liabilities, Total	¥ 55,960	$ 8,577	¥ 51,398